Fees and Expenses	Oct. 31, 2025
Nuveen Core Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Core Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Core Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.39%		0.39%		0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.08%	[1]	0.08%	[1]	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.72%		0.47%		0.55%	0.40%	0.65%	0.40%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.40%)	[3]
Net Expenses (as a percentage of Assets)		0.72%		0.47%		0.55%	0.40%	0.65%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.87% of average daily net assets for Class A shares; (ii) 0.67% of average daily net assets for Class I shares; (iii) 0.67% of average daily net assets for Premier Class shares; (iv) 0.52% of average daily net assets for Class R6 shares; (v) 0.77% of average daily net assets for Retirement Class shares; and (vi) 0.52% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Core Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 644	$ 48	$ 56	$ 41	$ 66	$ 0
Expense Example, with Redemption, 3 Years	792	151	176	128	208	0
Expense Example, with Redemption, 5 Years	953	263	307	224	362	0
Expense Example, with Redemption, 10 Years	$ 1,418	$ 591	$ 689	$ 505	$ 810	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	117.00%
Nuveen Core Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Core Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Large Cap Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Large Cap Growth Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.39%		0.39%		0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	[1]	0.04%	[1]	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.74%		0.43%		0.55%	0.40%	0.65%	0.40%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.40%)	[3]
Net Expenses (as a percentage of Assets)		0.74%		0.43%		0.55%	0.40%	0.65%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.87% of average daily net assets for Class A shares; (ii) 0.67% of average daily net assets for Class I shares; (iii) 0.67% of average daily net assets for Premier Class shares; (iv) 0.52% of average daily net assets for Class R6 shares; (v) 0.77% of average daily net assets for Retirement Class shares; and (vi) 0.52% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Large Cap Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 646	$ 44	$ 56	$ 41	$ 66	$ 0
Expense Example, with Redemption, 3 Years	798	138	176	128	208	0
Expense Example, with Redemption, 5 Years	963	241	307	224	362	0
Expense Example, with Redemption, 10 Years	$ 1,441	$ 542	$ 689	$ 505	$ 810	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Nuveen Large Cap Growth Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Growth Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Large Cap Value Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Large Cap Value Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.39%		0.39%		0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	[1]	0.04%	[1]	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.74%		0.43%		0.55%	0.40%	0.65%	0.40%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.40%)	[3]
Net Expenses (as a percentage of Assets)		0.74%		0.43%		0.55%	0.40%	0.65%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.87% of average daily net assets for Class A shares; (ii) 0.67% of average daily net assets for Class I shares; (iii) 0.67% of average daily net assets for Premier Class shares; (iv) 0.52% of average daily net assets for Class R6 shares; (v) 0.77% of average daily net assets for Retirement Class shares; and (vi) 0.52% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Large Cap Value Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 646	$ 44	$ 56	$ 41	$ 66	$ 0
Expense Example, with Redemption, 3 Years	798	138	176	128	208	0
Expense Example, with Redemption, 5 Years	963	241	307	224	362	0
Expense Example, with Redemption, 10 Years	$ 1,441	$ 542	$ 689	$ 505	$ 810	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Nuveen Large Cap Value Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Value Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant Mid Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Quant Mid Cap Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Quant Mid Cap Growth Fund		Class A		Class I		Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.47%		0.47%		0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	[1]	0.19%	[1]	0.03%	0.03%	0.28%
Expenses (as a percentage of Assets)		0.85%		0.66%		0.65%	0.50%	0.75%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.85%		0.66%		0.65%	0.50%	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.90% of average daily net assets for Class A shares; (ii) 0.70% of average daily net assets for Class I shares; (iii) 0.70% of average daily net assets for Premier Class shares; (iv) 0.55% of average daily net assets for Class R6 shares; and (v) 0.80% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Quant Mid Cap Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 657	$ 67	$ 66	$ 51	$ 77
Expense Example, with Redemption, 3 Years	831	211	208	160	240
Expense Example, with Redemption, 5 Years	1,019	368	362	280	417
Expense Example, with Redemption, 10 Years	$ 1,564	$ 822	$ 810	$ 628	$ 930

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	171.00%
Nuveen Quant Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Mid Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Mid Cap Value Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Mid Cap Value Fund		Class A		Class I		Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.44%		0.44%		0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	[1]	0.11%	[1]	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.80%		0.55%		0.61%	0.46%	0.71%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.80%		0.55%		0.61%	0.46%	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.90% of average daily net assets for Class A shares; (ii) 0.70% of average daily net assets for Class I shares; (iii) 0.70% of average daily net assets for Premier Class shares; (iv) 0.55% of average daily net assets for Class R6 shares; and (v) 0.80% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Mid Cap Value Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 652	$ 56	$ 62	$ 47	$ 73
Expense Example, with Redemption, 3 Years	816	176	195	148	227
Expense Example, with Redemption, 5 Years	994	307	340	258	395
Expense Example, with Redemption, 10 Years	$ 1,508	$ 689	$ 762	$ 579	$ 883

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Nuveen Mid Cap Value Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Mid Cap Value Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant Small Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Quant Small Cap Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Quant Small Cap Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.39%		0.39%		0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	[1]	0.07%	[1]	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.74%		0.46%		0.55%	0.40%	0.65%	0.40%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.40%)	[3]
Net Expenses (as a percentage of Assets)		0.74%		0.46%		0.55%	0.40%	0.65%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.88% of average daily net assets for Class A shares; (ii) 0.68% of average daily net assets for Class I shares; (iii) 0.68% of average daily net assets for Premier Class shares; (iv) 0.53% of average daily net assets for Class R6 shares; (v) 0.78% of average daily net assets for Retirement Class shares; and (vi) 0.53% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Quant Small Cap Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 646	$ 47	$ 56	$ 41	$ 66	$ 0
Expense Example, with Redemption, 3 Years	798	148	176	128	208	0
Expense Example, with Redemption, 5 Years	963	258	307	224	362	0
Expense Example, with Redemption, 10 Years	$ 1,441	$ 579	$ 689	$ 505	$ 810	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Nuveen Quant Small Cap Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant Small Cap Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant Small/Mid Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Quant Small/Mid Cap Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Quant Small/Mid Cap Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	[1]	0.11%	[1]	0.05%	0.04%	0.27%	0.02%
Expenses (as a percentage of Assets)		0.78%		0.53%		0.62%	0.46%	0.69%	0.44%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.44%)	[3]
Net Expenses (as a percentage of Assets)		0.78%		0.53%		0.62%	0.46%	0.69%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.88% of average daily net assets for Class A shares; (ii) 0.68% of average daily net assets for Class I shares; (iii) 0.68% of average daily net assets for Premier Class shares; (iv) 0.53% of average daily net assets for Class R6 shares; (v) 0.78% of average daily net assets for Retirement Class shares; and (vi) 0.53% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Quant Small/Mid Cap Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 650	$ 54	$ 63	$ 47	$ 70	$ 0
Expense Example, with Redemption, 3 Years	810	170	199	148	221	0
Expense Example, with Redemption, 5 Years	983	296	346	258	384	0
Expense Example, with Redemption, 10 Years	$ 1,485	$ 665	$ 774	$ 579	$ 859	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	89.00%
Nuveen Quant Small/Mid Cap Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Responsible Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Large Cap Responsible Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Large Cap Responsible Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.09%	[1]	0.09%	[1]	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.49%		0.24%		0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.49%		0.24%		0.32%	0.17%	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.57% of average daily net assets for Class A shares; (ii) 0.37% of average daily net assets for Class I shares; (iii) 0.37% of average daily net assets for Premier Class shares; (iv) 0.22% of average daily net assets for Class R6 shares; and (v) 0.47% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Large Cap Responsible Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 622	$ 25	$ 33	$ 17	$ 43
Expense Example, with Redemption, 3 Years	723	77	103	55	135
Expense Example, with Redemption, 5 Years	833	135	180	96	235
Expense Example, with Redemption, 10 Years	$ 1,156	$ 306	$ 406	$ 217	$ 530

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Nuveen Large Cap Responsible Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Responsible Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Emerging Markets Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Emerging Markets Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.84%		0.84%		0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	[1]	0.19%	[1]	0.05%	0.05%	0.30%	0.05%
Expenses (as a percentage of Assets)		1.28%		1.03%		1.04%	0.89%	1.14%	0.89%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.89%)	[3]
Net Expenses (as a percentage of Assets)		1.28%		1.03%		1.04%	0.89%	1.14%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 1.30% of average daily net assets for Class A shares; (ii) 1.10% of average daily net assets for Class I shares; (iii) 1.10% of average daily net assets for Premier Class shares; (iv) 0.95% of average daily net assets for Class R6 shares; (v) 1.20% of average daily net assets for Retirement Class shares; and (vi) 0.95% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Emerging Markets Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 698	$ 105	$ 106	$ 91	$ 116	$ 0
Expense Example, with Redemption, 3 Years	958	328	331	284	362	0
Expense Example, with Redemption, 5 Years	1,237	569	574	493	628	0
Expense Example, with Redemption, 10 Years	$ 2,031	$ 1,259	$ 1,271	$ 1,096	$ 1,386	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	112.00%
Nuveen Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen International Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen International Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.44%		0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	[1]	0.11%	[1]	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.82%		0.55%		0.60%	0.45%	0.70%	0.45%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.45%)	[3]
Net Expenses (as a percentage of Assets)		0.82%		0.55%		0.60%	0.45%	0.70%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.95% of average daily net assets for Class A shares; (ii) 0.75% of average daily net assets for Class I shares; (iii) 0.75% of average daily net assets for Premier Class shares; (iv) 0.60% of average daily net assets for Class R6 shares; (v) 0.85% of average daily net assets for Retirement Class shares; and (vi) 0.60% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen International Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 654	$ 56	$ 61	$ 46	$ 72	$ 0
Expense Example, with Redemption, 3 Years	822	176	192	144	224	0
Expense Example, with Redemption, 5 Years	1,004	307	335	252	390	0
Expense Example, with Redemption, 10 Years	$ 1,530	$ 689	$ 750	$ 567	$ 871	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Nuveen International Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen International Opportunities Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen International Opportunities Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.58%		0.58%		0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	[1]	0.10%	[1]	0.02%	0.02%	0.27%	0.02%
Expenses (as a percentage of Assets)		0.97%		0.68%		0.75%	0.60%	0.85%	0.60%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.60%)	[3]
Net Expenses (as a percentage of Assets)		0.97%		0.68%		0.75%	0.60%	0.85%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 1.05% of average daily net assets for Class A shares; (ii) 0.85% of average daily net assets for Class I shares; (iii) 0.85% of average daily net assets for Premier Class shares; (iv) 0.70% of average daily net assets for Class R6 shares; (v) 0.95% of average daily net assets for Retirement Class shares; and (vi) 0.70% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen International Opportunities Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 668	$ 69	$ 77	$ 61	$ 87	$ 0
Expense Example, with Redemption, 3 Years	866	218	240	192	271	0
Expense Example, with Redemption, 5 Years	1,080	379	417	335	471	0
Expense Example, with Redemption, 10 Years	$ 1,696	$ 847	$ 930	$ 750	$ 1,049	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Nuveen International Opportunities Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Opportunities Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant International Small Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Quant International Small Cap Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Quant International Small Cap Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.64%		0.64%		0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.20%	[1]	0.18%	[1]	0.12%	0.07%	0.32%	0.07%
Expenses (as a percentage of Assets)		1.09%		0.82%		0.91%	0.71%	0.96%	0.71%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		(0.01%)	0.00%	0.00%	(0.71%)	[3]
Net Expenses (as a percentage of Assets)		1.09%		0.82%		0.90%	0.71%	0.96%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 1.10% of average daily net assets for Class A shares; (ii) 0.90% of average daily net assets for Class I shares; (iii) 0.90% of average daily net assets for Premier Class shares; (iv) 0.75% of average daily net assets for Class R6 shares; (v) 1.00% of average daily net assets for Retirement Class shares; and (vi) 0.75% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Quant International Small Cap Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 680	$ 84	$ 92	$ 73	$ 98	$ 0
Expense Example, with Redemption, 3 Years	902	262	289	227	306	0
Expense Example, with Redemption, 5 Years	1,141	455	503	395	531	0
Expense Example, with Redemption, 10 Years	$ 1,827	$ 1,014	$ 1,119	$ 883	$ 1,178	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	112.00%
Nuveen Quant International Small Cap Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Quant International Small Cap Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Responsible Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen International Responsible Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen International Responsible Equity Fund		Class A		Class I		Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.30%		0.30%		0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	[1]	0.07%	[1]	0.04%	0.03%	0.28%
Expenses (as a percentage of Assets)		0.71%		0.37%		0.49%	0.33%	0.58%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.71%		0.37%		0.49%	0.33%	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Class A shares; (ii) 0.55% of average daily net assets for Class I shares; (iii) 0.55% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Class R6 shares; and (v) 0.65% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen International Responsible Equity Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 643	$ 38	$ 50	$ 34	$ 59
Expense Example, with Redemption, 3 Years	789	119	157	106	186
Expense Example, with Redemption, 5 Years	947	208	274	185	324
Expense Example, with Redemption, 10 Years	$ 1,407	$ 468	$ 616	$ 418	$ 726

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Nuveen International Responsible Equity Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Responsible Equity Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Emerging Markets Debt Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Emerging Markets Debt Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.55%		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	[1]	0.12%	0.08%	0.06%	0.31%	0.06%
Expenses (as a percentage of Assets)		0.99%		0.67%	0.78%	0.61%	0.86%	0.61%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.61%)	[3]
Net Expenses (as a percentage of Assets)		0.99%		0.67%	0.78%	0.61%	0.86%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 1.00% of average daily net assets for Class A shares; (ii) 0.80% of average daily net assets for Class I shares; (iii) 0.80% of average daily net assets for Premier Class shares; (iv) 0.65% of average daily net assets for Class R6 shares; (v) 0.90% of average daily net assets for Retirement Class shares; and (vi) 0.65% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Emerging Markets Debt Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 497	$ 68	$ 80	$ 62	$ 88	$ 0
Expense Example, with Redemption, 3 Years	703	214	249	195	274	0
Expense Example, with Redemption, 5 Years	925	373	433	340	477	0
Expense Example, with Redemption, 10 Years	$ 1,564	$ 835	$ 966	$ 762	$ 1,061	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Nuveen Emerging Markets Debt Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 125 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen International Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen International Bond Fund		Class A	Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.50%	0.50%		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.22%	0.19%	[1]	0.15%	0.11%	0.33%	0.08%
Expenses (as a percentage of Assets)		0.97%	0.69%		0.80%	0.61%	0.83%	0.58%
Fee Waiver or Reimbursement	[2]	(0.03%)	(0.01%)		(0.06%)	(0.01%)	(0.01%)	(0.58%)	[3]
Net Expenses (as a percentage of Assets)		0.94%	0.68%		0.74%	0.60%	0.82%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.95% of average daily net assets for Class A shares; (ii) 0.75% of average daily net assets for Class I shares; (iii) 0.75% of average daily net assets for Premier Class shares; (iv) 0.60% of average daily net assets for Class R6 shares; (v) 0.85% of average daily net assets for Retirement Class shares; and (vi) 0.60% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen International Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 492	$ 69	$ 76	$ 61	$ 84	$ 0
Expense Example, with Redemption, 3 Years	694	220	249	194	264	0
Expense Example, with Redemption, 5 Years	912	383	438	339	460	0
Expense Example, with Redemption, 10 Years	$ 1,540	$ 858	$ 984	$ 761	$ 1,024	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Nuveen International Bond Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Equity Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 92 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Equity Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Equity Index Fund		Class A		Class I		Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.04%		0.04%		0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees		0.25%		0.00%		0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.07%	[1]	0.05%	[1]	0.00%	0.00%	0.25%	0.00%
Expenses (as a percentage of Assets)		0.36%		0.09%		0.19%	0.04%	0.29%	0.04%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%		0.00%	0.00%	0.00%	(0.04%)	[3]
Net Expenses (as a percentage of Assets)		0.36%		0.09%		0.19%	0.04%	0.29%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.44% of average daily net assets for Class A shares; (ii) 0.24% of average daily net assets for Class I shares; (iii) 0.24% of average daily net assets for Premier Class shares; (iv) 0.09% of average daily net assets for Class R6 shares; (v) 0.34% of average daily net assets for Retirement Class shares; and (vi) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Equity Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 610	$ 9	$ 19	$ 4	$ 30	$ 0
Expense Example, with Redemption, 3 Years	684	29	61	13	93	0
Expense Example, with Redemption, 5 Years	765	51	107	23	163	0
Expense Example, with Redemption, 10 Years	$ 1,004	$ 115	$ 243	$ 51	$ 368	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
Nuveen Equity Index Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Equity Index Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Growth Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Large Cap Growth Index Fund	Class I	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Large Cap Growth Index Fund		Class I	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.04%	0.04%	0.04%	0.04%
Other Expenses (as a percentage of Assets):		0.08%	0.01%	0.25%	0.01%	[1]
Expenses (as a percentage of Assets)		0.12%	0.05%	0.29%	0.05%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.05%)	[3]
Net Expenses (as a percentage of Assets)		0.12%	0.05%	0.29%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Estimate is for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.24% of average daily net assets for Class I shares; (ii) 0.09% of average daily net assets for Class R6 shares; (iii) 0.34% of average daily net assets for Retirement Class shares; and (iv) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Large Cap Growth Index Fund - USD ($)	Class I	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 12	$ 5	$ 30	$ 0
Expense Example, with Redemption, 3 Years	39	16	93	0
Expense Example, with Redemption, 5 Years	68	28	163	0
Expense Example, with Redemption, 10 Years	$ 154	$ 64	$ 368	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Nuveen Large Cap Growth Index Fund | Class W
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Estimate is for the current fiscal year.
Nuveen Large Cap Value Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Large Cap Value Index Fund	Class I	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Large Cap Value Index Fund		Class I		Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.04%		0.04%	0.04%	0.04%
Other Expenses (as a percentage of Assets):		0.10%	[1]	0.01%	0.26%	0.01%	[2]
Expenses (as a percentage of Assets)		0.14%		0.05%	0.30%	0.05%
Fee Waiver or Reimbursement	[3]	0.00%		0.00%	0.00%	(0.05%)	[4]
Net Expenses (as a percentage of Assets)		0.14%		0.05%	0.30%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]	Estimate is for the current fiscal year.
[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.24% of average daily net assets for Class I shares; (ii) 0.09% of average daily net assets for Class R6 shares; (iii) 0.34% of average daily net assets for Retirement Class shares; and (iv) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Large Cap Value Index Fund - USD ($)	Class I	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 14	$ 5	$ 31	$ 0
Expense Example, with Redemption, 3 Years	45	16	97	0
Expense Example, with Redemption, 5 Years	79	28	169	0
Expense Example, with Redemption, 10 Years	$ 179	$ 64	$ 381	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Nuveen Large Cap Value Index Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Large Cap Value Index Fund | Class W
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Estimate is for the current fiscal year.
Nuveen S&P 500 Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen S&P 500 Index Fund	Class I	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen S&P 500 Index Fund		Class I		Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.04%		0.04%	0.04%	0.04%
Other Expenses (as a percentage of Assets):		0.15%	[1]	0.01%	0.26%	0.01%	[2]
Expenses (as a percentage of Assets)		0.19%		0.05%	0.30%	0.05%
Fee Waiver or Reimbursement	[3]	0.00%		0.00%	0.00%	(0.05%)	[4]
Net Expenses (as a percentage of Assets)		0.19%		0.05%	0.30%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]	Estimate is for the current fiscal year.
[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.24% of average daily net assets for Class I shares; (ii) 0.09% of average daily net assets for Class R6 shares; (iii) 0.34% of average daily net assets for Retirement Class shares; and (iv) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen S&P 500 Index Fund - USD ($)	Class I	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 19	$ 5	$ 31	$ 0
Expense Example, with Redemption, 3 Years	61	16	97	0
Expense Example, with Redemption, 5 Years	107	28	169	0
Expense Example, with Redemption, 10 Years	$ 243	$ 64	$ 381	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
Nuveen S&P 500 Index Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen S&P 500 Index Fund | Class W
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Estimate is for the current fiscal year.
Nuveen Small Cap Blend Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Small Cap Blend Index Fund	Class I	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Small Cap Blend Index Fund		Class I		Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.04%		0.04%	0.04%	0.04%
Other Expenses (as a percentage of Assets):		0.13%	[1]	0.01%	0.26%	0.01%	[2]
Expenses (as a percentage of Assets)		0.17%		0.05%	0.30%	0.05%
Fee Waiver or Reimbursement	[3]	0.00%		0.00%	0.00%	(0.05%)	[4]
Net Expenses (as a percentage of Assets)		0.17%		0.05%	0.30%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]	Estimate is for the current fiscal year.
[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.24% of average daily net assets for Class I shares; (ii) 0.09% of average daily net assets for Class R6 shares; (iii) 0.34% of average daily net assets for Retirement Class shares; and (iv) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees. Additionally, pursuant to a Shareholder Servicing Plan with respect to Class I shares, payments to financial intermediaries under the Shareholder Servicing Plan are subject to maximum rates and Teachers Advisors, LLC has agreed to reimburse the Fund if total Class I expenses (subject to certain exclusions) exceed certain specified amounts. Because of the Shareholder Servicing Plan, Total annual Fund operating expenses after fee waiver and/or expense reimbursement for Class I shares will be less than the expense limitation. The Board of Trustees must annually approve the continuance of, as well as any material changes to, the Shareholder Servicing Plan.

[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Small Cap Blend Index Fund - USD ($)	Class I	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 17	$ 5	$ 31	$ 0
Expense Example, with Redemption, 3 Years	55	16	97	0
Expense Example, with Redemption, 5 Years	96	28	169	0
Expense Example, with Redemption, 10 Years	$ 217	$ 64	$ 381	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Small Cap Blend Index Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Small Cap Blend Index Fund | Class W
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Estimate is for the current fiscal year.
Nuveen Emerging Markets Equity Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 92 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Emerging Markets Equity Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Emerging Markets Equity Index Fund		Class A		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	[1]	0.14%	0.05%	0.05%	0.30%	0.05%
Expenses (as a percentage of Assets)		0.51%		0.24%	0.30%	0.15%	0.40%	0.15%
Fee Waiver or Reimbursement	[2]	0.00%		0.00%	0.00%	0.00%	0.00%	(0.15%)	[3]
Net Expenses (as a percentage of Assets)		0.51%		0.24%	0.30%	0.15%	0.40%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.56% of average daily net assets for Class A shares; (ii) 0.36% of average daily net assets for Class I shares; (iii) 0.36% of average daily net assets for Premier Class shares; (iv) 0.21% of average daily net assets for Class R6 shares; (v) 0.46% of average daily net assets for Retirement Class shares; and (vi) 0.21% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Emerging Markets Equity Index Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 624	$ 25	$ 31	$ 15	$ 41	$ 0
Expense Example, with Redemption, 3 Years	729	77	97	48	128	0
Expense Example, with Redemption, 5 Years	844	135	169	85	224	0
Expense Example, with Redemption, 10 Years	$ 1,179	$ 306	$ 381	$ 192	$ 505	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nuveen Emerging Markets Equity Index Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen International Equity Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen International Equity Index Fund	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen International Equity Index Fund		Class I	Premier Class	Class R6	Retirement Class	Class W
Management Fees (as a percentage of Assets)		0.04%	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.01%	0.01%	0.26%	0.01%
Expenses (as a percentage of Assets)		0.18%	0.20%	0.05%	0.30%	0.05%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	0.00%	0.00%	(0.05%)	[2]
Net Expenses (as a percentage of Assets)		0.18%	0.20%	0.05%	0.30%	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.30% of average daily net assets for Class I shares; (ii) 0.30% of average daily net assets for Premier Class shares; (iii) 0.15% of average daily net assets for Class R6 shares; (iv) 0.40% of average daily net assets for Retirement Class shares; and (v) 0.15% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen International Equity Index Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class	Class W
Expense Example, with Redemption, 1 Year	$ 18	$ 20	$ 5	$ 31	$ 0
Expense Example, with Redemption, 3 Years	58	64	16	97	0
Expense Example, with Redemption, 5 Years	101	113	28	169	0
Expense Example, with Redemption, 10 Years	$ 230	$ 255	$ 64	$ 381	$ 0

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%